UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-6027

KAVILCO INCORPORATED

(Exact name of registrant as specified in charter)

600 University Street, Suite 3010

Seattle, Washington

98101-1129

(Address of principal executive offices) (Zip code)

Registrant's telephone number, including area code: (206)624-6166

Date of reporting period: September 30, 2015

	Principal Amount or Shares	Market Value
INVESTMENTS IN SECURITIES
U.S. Corporate Bonds 44.0%

Chemicals Industry 4.8%
E.I. Du Pont de Nemour, 5.250%, due December 15, 2016	1,519,000	1,600,115
Total Chemical Industry		1,600,115

Communications 7.2%
CBS Corporation, 4.625%, due May 15, 2018	2,000,000	2,126,680
Deutsche Telekom Int. Fin., 6.000%, due July 8, 2019	250,000	284,520
Total Communications		2,411,200

Consumer, Cyclical 4.4%
Target Corp., 5.875%, due July 15, 2016	1,000,000	1,039,900
Avon Products Inc., 6.500%, due March 1, 2019	500,000	430,000
Total Consumer, Cyclical		1,469,900

Consumer, Non-cyclical 3.6%
McDonald’s Corp., 5.300%, due March 15, 2017	500,000	529,440
Kraft Foods Inc., 6.500%, due August 11, 2017	250,000	272,880
Yum! Brands Inc., 5.300%, due September 15, 2019	355,000	392,179
Total Consumer, Non-cyclical		1,194,499

Energy 13.8%
PPL Energy Supply LLC, 5.700%, due October 15, 2015	80,000	79,600
Plains All American Pipeline, 6.125%, due January 15, 2017	1,345,000	1,414,348
XTO Energy Inc., 6.250%, August 1, 2017	1,000,000	1,093,650
Kinder Morgan Energy Partners, 5.950%, due February 15, 2018	460,000	492,490
Transocean Inc., 7.375%, due April 15, 2018	1,350,000	1,282,500
Hess Corporation, 8.125%, due February 15, 2019	199,000	232,406
Total Energy		4,594,994

Financial 1.1%
American Express Credit Co., 5.300%, due December 2, 2015	117,000	117,895
General Electric Capital Corp., 5.625%, due September 15, 2017	215,000	234,184
Total Financial		352,079

Paper & Forest Products Industry 1.8%
International Paper, 9.375%, due May 15, 2019	500,000	615,990
Total Paper & Forest Products Industry		615,990

Technology 4.1%
Cisco Systems Inc., 5.500%, due February 22, 2016	960,000	978,451
Oracle Corp., 5.000%, due July 08, 2019	250,000	278,010
Adobe Systems Inc., 4.750%, due February 1, 2020	100,000	109,966
Total Technology		1,366,427

Transportation 1.8%

FedEx Corp., 8.000%, due January 15, 2019	500,000	596,900
Total Transportation		596,900

Utilities 1.4%
Southern Electric Power, 5.550%, due January 15, 2017	174,000	183,057
Metropolitan Edison, 7.700%, due January 15, 2019	250,000	291,035
Total Utilities		474,092

Total - US Corporate Bonds (Cost $14,100,631)		$14,676,196

U.S. Common Stock 40.6%

Chemicals - Speciality 0.1%
Terra Nitrogen Company LP	225	24,275
Total Chemicals - Specialty		24,275

Computer Software & Services 0.5%
Microsoft Corp.	3,640	161,106
Total Computer Software & Services		161,106

Construction & Mining Equipment 0.5%
Caterpillar Inc.	2,340	152,942
Total Construction & Mining Equipment		152,942

Drug Industry 1.9%
Bristol-Myers Squibb	1,500	88,800
Lilly Eli & Co.	2,000	167,380
Merck & Co. Inc.	3,460	170,889
Pfizer Inc. Com	6,240	195,998
Total Drug Industry		623,067

Electric Utility 11.8%
Aliant Energy	3,700	216,416
American Electric Power	3,540	201,284
Avista Corp.	2,000	68,500
Centerpoint Energy Inc.	13,000	234,520
Consolidated Edison Inc.	1,500	100,275
Dominion Res Inc.	2,700	190,026
Duke Energy Corp.	5,095	366,557
Entergy Corporation New	2,870	186,837
Eversource Energy	4,981	252,148
Exelon Corp.	1,400	41,580
Firstenergy Corp.	1,255	39,294
General Electric Co.	8,000	201,760
Nextra Energy	1,000	97,550
One Gas, Inc.	300	13,599
Pepco Holdings Inc.	7,080	171,478
PPL Corporation	4,945	162,641
Public Service Enterprise Group Inc.	5,500	231,880
Scana Corp.	700	39,382
Southern Company	12,530	560,091
Talen Energy Corp.	617	6,232
Wisconsin Energy Corp.	4,100	214,102
Xcel Energy Inc.	9,540	337,811
Total Electric Utility		3,931,963

Exchange Traded Funds 0.8%
iShares Investment Grade Corp. Bonds	640	74,298
iShares S&P Preferred Stock Index Fund	2,516	97,118
SPDR Barclays Capital High Yield	2,600	92,716
Total Exchange Traded Funds		264,132

Financial 0.8%
Wells Fargo & Co.	3,840	197,184
Total Financial		197,184

Food Processing 1.8%
Coca Cola Company	4,725	189,567
Kraft Foods Group	4,900	345,842
Mondelez International Inc.	1,500	62,805
Total Food Processing		598,214

IT Services 0.66%
Paychex Inc.	4,600	219,098
Total IT Services		219,098

Metals & Mining 0.03%
Silver Wheaton Corp.	700	8,407
Total Metals & Mining		8,407

Mutual Funds 0.3%
Blackrock Global Floating Rate Income Fund	3,179	39,547
John Hancock Preferred Income Fund	3,284	63,480
Total Mutual Funds		103,027

Natural Gas Utility 0.6%
Atmos Energy Corp.	1,500	87,270
Piedmont Natural Gas Company Inc.	2,700	108,189
Total Natural Gas Utility		195,459

Natural Gas Diversified 0.1%
ONEOK Inc.	1,200	38,640
Total Natural Gas Diversified		38,640

Office Equipment 0.2%
Pitney Bowes Inc.	3,000	59,550
Total Office Equipment		59,550

Oil / Gas Distribution 2.1%
Exxon Mobil Corp.	2,320	172,492
Kinder Morgan Inc.	14,120	390,842
Spectra Energy Corp	5,300	139,231
Total Oil / Gas Distribution		702,565

Oil Field Services and Equipment 0.1%
Diamond Offshore Drilling	1,515	26,209
Total Oil Field Services and Equipment		26,209

Petroleum Industry 1.3%
Chevron Corp.	1,800	141,984
Hollyfrontier Corp	3,400	166,056
Royal Dutch Shell	2,800	132,944
Total Petroleum Industry		440,984

Real Estate Investment Trust 9.6%
AvalonBay Communities	790	138,108
Care Capital Properties Inc.	900	29,637
Digital Realty Trust Inc.	1,500	97,980
EPR Properties	1,900	97,983
HCP Inc.	4,600	171,350
Healthcare Realty Trust Inc.	2,300	57,155
Highwoods Properties Inc.	1,300	50,375
Hospitality Properties Trust	9,600	245,568
Liberty Property Trust	5,240	165,112
LTC Properties Inc.	4,830	206,096
Mack Cali Rlty Corp	5,600	105,728
National Retail Properties	1,470	53,317
Omega Healthcare Investors	5,831	204,960
Realty Income Corp.	7,130	337,891
Redwood Trust Inc.	2,600	35,984
Sabra Healthcare Reit Inc.	1,960	45,433
Senior Housing Properties Trust	10,400	168,480
Stag Industrial Inc.	7,130	129,837
Sun Communities	3,180	215,477
Ventas Inc.	3,600	201,816
Washington Real Estate Investment Trust	6,600	164,538
Welltower Inc.	4,310	291,873
Total Real Estate Investment Trust		3,214,698

Restaurant Industry 0.6%
McDonalds Corp.	2,000	191,060
Total Restaurant Industry		191,060

Telecommunications Services 7.2%
AT&T	29,570	963,391
CenturyTel Inc.	6,900	173,328
Consolidated Communications Holdings, Inc.	9,600	184,992
Frontier Communications Corp.	192	912
Verizon Communications Inc.	24,540	1,067,735
Total Telecommunications Services		2,390,358

Total US Common Stock (Cost $10,819,828)		13,542,938

Foreign Stocks 0.22%

Britain Common Stock 0.10%
Food Processing Insustry
Unilever PLC	800	32,624
Total Britain Common Stock		32,624

Canadian Common Stock 0.03%
Petroleum Industry
Penn West Petroleum	3,400	1,530
Ulities

Atlantic Power Corp	2,700	5,022
Total Canadian Common Stock		6,552

France Common Stock 0.09%
Drug Industry
Sanofi-Aventis-ADR	600	28,482
Total France Common Stock		28,482

Netherlands Common Stock 0.02%
Petroleum Industry
Seadrill Ltd.	1,200	7,080
Total Netherlands Petroleum Industry		7,080

Total Foreign Common Stock (Cost $167,757)		74,738

Publicly Traded Partnership Stocks 8.3%

Publicly Traded Partnerships - Oil/Gas Distribution 8.3%
Amerigas Partners-LP	7,230	300,262
Boardwalk Pipeline Partners	10,218	120,266
Breitburn Energy	4,700	9,541
Buckeye Partners LP	6,472	383,595
CVR Partners LP	4,760	44,506
Enbridge Energy Partners LP	3,700	91,464
Energy Transfer Partners LP	8,312	341,374
Enterprise Products Partners	3,200	79,680
KKR and Co. LP	2,370	39,769
Linn Energy LLC	5,890	15,844
Magellan Midstream Partners	4,700	282,517
Market West Partners LP	2,000	85,820
Nustar Energy LP Unit Com	4,100	183,762
Plains All American Pipeline	3,914	118,907
Spectra Energy Partners LP	3,466	139,403
Suburban Propane Partners LP	3,200	105,184
Targa Resources Partners LP	5,389	156,497
TC Pipelines LP	2,300	144,948
Williams Partners LP	4,541	223,508
Total Publicly Traded Partnerships Stocks- Oil/Gas Distribution		2,752,842

Total Publicly Traded Partnership (Cost $3,794,020)		2,752,842

Short-Term Investments 6.8%
Money Market Fund		$2,282,458
Total Short- Term Investments (Cost $2,282,458)		$2,282,458

TOTAL INVESTMENT IN SECURITIES (Cost $34,046,361)		$33,329,172

FINANCIAL ACCOUNTING STANDARDS NO. 157

The Company adopted the provisions of the Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”), effective January 1, 2008. In accordance with FAS 157, fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. FAS 157 also establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data from sources independent of the Company. Unobservable inputs reflect the Company’s own assumption about the assumptions that market participants would use in pricing the asset or liability developed on the best information available in the circumstance.

The fair value hierarchy is categorized into three levels based on the inputs as follows

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Company has the ability to access.

Level 2 - Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment spreads, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Company's own assumptions about the assumption a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following table presents information about the Company’s assets measured at fair market value as of September 30, 2015:

Investments in Securities	Level 1	Level 2	Level 3	Balance

US Corporate Bonds		14,676,196		14,676,196
US Common Stock (not incl PTP's below)	13,542,938			13,542,938
Foreign Common Stock	74,738			74,738
Publicly Traded Partnerships Stocks	2,752,842			2,752,842
Cash and Equivalents (Money Market)	2,282,458			2,282,458
TOTALS				$33,329,172

ITEM 2.	CONTROLS AND PROCEDURES.

(a) The registrant’s President and Chief Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no changes in the registrant’s internal controls over financial reporting that occurred during the fiscal quarter of the period that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

The following exhibits are attached to this Form N-Q:

EXHIBIT NO.	DESCRIPTION OF EXHIBIT
3 (a) (1)	Certification of President

3 (a) (2)	Certification of Chief Financial Officer

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): Kavilco Incorporated

By:	/s/ Louis L. Jones, Sr.
Louis L. Jones, Sr.
President

Date: November 25, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Scott Burns
Scott Burns
Chief Financial Officer

Date: November 25, 2015